Called up share capital and other equity instruments - Called up share capital and other equity instruments (commentary) (Details)	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares
Preference shares
Disclosure of classes of share capital [line items]
Other equity instruments interest rate	6.20%	6.20%
Par value per share (in dollars per share) | $ / shares		$ 0.01
Sterling preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | £ / shares	£ 0.01